Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 139,170	$ 77,275	$ 66,895
Restricted cash			2,812
Total	$ 139,170	$ 77,275	69,707	$ 76,529
The Export-Import Bank of Korea & ABN Amro
Cash, Cash Equivalents and Restricted Cash
Restricted cash			$ 2,800